Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Principles of consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Company and its subsidiaries. As of December 31, 2020 and 2021, all of the Company’s subsidiaries are wholly owned. All intercompany transactions and balances have been eliminated in consolidation.

Use of estimates
Use of estimates
The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the consolidated financial statements, as well as reported amounts of revenue and expenses during the reporting period. The accounting estimates that require management’s subjective judgements include, but are not limited to, revenue recognition, valuation of deferred tax assets, uncertain tax positions, internal-use software costs, share-based compensation including the determination of the fair value of the Company’s ordinary shares prior to the Company’s initial public offering, the fair value of acquired intangible assets related to business combinations and the determination of useful lives of acquired intangible assets. The Company evaluates its estimates and judgements on an ongoing basis and revises them when necessary. Actual results may differ materially under different assumptions or conditions.

Equity-method investment	Equity-method investmentInvestments in companies that are not controlled but over which the Company can exercise significant influence are presented using the equity method of accounting.
Business and Asset Acquisitions
Business and Asset Acquisitions
The results of an acquired business in a business combination are included in the Company’s consolidated financial statements from the date of acquisition in accordance with ASC 805, Business Combinations (“ASC 805”). The Company allocates the purchase price, which is the sum of the consideration provided and may consist of cash, equity or a combination of the two, to the identifiable assets acquired and the assumed liabilities of the acquired business at their fair values as of the acquisition date. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill.

The estimated fair values and useful lives of identifiable intangible assets are based on many factors, including estimates and assumptions of future operating performance and cash flows of the acquired business, the nature of the business acquired and the specific characteristics of the identified intangible assets. The estimates and assumptions used to determine the fair values and useful lives of identified intangible assets could change due to numerous factors, including market conditions, technological developments, economic conditions and competition. The Company accounted for deferred revenue in businesses acquired during the year ended December 31, 2021 under the provisions of ASU 2021-08, Topic 805, Business Combinations – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”).

Contingent consideration incurred in a business combination is included as part of the acquisition price and recorded at a probability weighted assessment of the fair value as of the acquisition date. The fair value of the contingent consideration is re-measured at each reporting period, with any adjustments in fair value recognized in earnings under general and administrative expenses.

Acquisition related costs incurred by the Company are not included as a component of consideration transferred but are accounted for as an expense in the period in which the costs are incurred.

The Company accounts for a transaction as an asset acquisition when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, or otherwise does not meet the definition of a business. Asset acquisition-related costs are capitalized as part of the asset or assets acquired.

Goodwill and acquired intangible assets
Goodwill and acquired intangible assets
Goodwill is not amortized but rather tested for impairment at least annually in the fourth quarter, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination and is allocated to reporting units expected to benefit from the business combination. The Company has determined that it has one operating segment and one reporting unit. Goodwill impairment is recognized when the quantitative assessment results in the carrying value exceeding the fair value, in which case an impairment charge is recorded to the extent the carrying value exceeds the fair value.

Intangible assets are amortized on a straight-line basis over the estimated useful life of the respective asset. Each period, the Company evaluates the estimated remaining useful lives of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost, net of accumulated depreciation and amortization and accumulated impairment losses. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets at the following annual rates:

Computers, software, peripheral and electronic equipment	33%
Office furniture and equipment	6%-15%
Leasehold improvements	(*)

(*)   Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including any extension option held by the Company and intended to be exercised) and their respective expected lives.
The useful life, depreciation method and residual value of an asset are reviewed on an annual basis and any changes are accounted for prospectively as a change in accounting estimate. Maintenance, repairs and minor replacements are expensed as incurred.
Impairment of long-lived assets	Impairment of long-lived assetsThe carrying amounts of the Company’s long-lived assets, including property and equipment, capitalized internal-use software, intangible assets and deferred contract costs are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable or that the useful lives are shorter than originally estimated. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to future undiscounted cash flows the asset is expected to generate over its remaining life. If this review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of those assets is reduced to fair value. If the useful life is shorter than originally estimated, the Company amortizes the remaining carrying value over the shorter useful life.
Financial statements in U.S. dollars
Financial statements in U.S. dollars
The functional currency, which is the currency that best reflects the economic environment in which the Company operates and conducts most of its transactions, is determined separately for each Company subsidiary and is used to measure its financial position and operating results. The functional currency of the Company is U.S. Dollars.
Transactions denominated in foreign currencies are initially recorded by the Company at their respective functional currency exchange rates prevailing at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currencies are re-measured at the prevailing functional currency spot rate of exchange as of the reporting date in accordance with ASC Topic 830, Foreign currency matters. All transaction gains and losses from re-measurement of monetary balance sheet items denominated in foreign currencies are recorded in finance income (expenses), net.
Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Cash and cash equivalents	Cash and cash equivalentsCash equivalents consist of unrestricted investments in highly liquid short-term instruments with original maturities of three months or less when purchased and are presented at cost.
Short-term investments
Short-term investments
Short-term investments consist of bank deposits with an original maturity of more than three months from the date of acquisition and have current maturities of less than one-year from the balance sheet date. These deposits are presented at cost including accrued interest.

Restricted deposits
Restricted deposits
Restricted deposits are primarily invested in certificates of deposit, which mature within one year and are used as security for the Company’s office leases or other financial commitments.

Accounts receivable
Accounts receivable
Accounts receivable includes billed and unbilled receivables. Trade accounts receivable are recorded at invoiced amounts and do not bear interest. The Company generally does not require collateral and provides for expected losses. The expectation of collectability is based on a review of credit profiles of customers, contractual terms and conditions, current economic trends, and historical payment experience. The Company regularly reviews the adequacy of the allowance for doubtful accounts by considering the age of each outstanding invoice and the collection history of each customer to determine the appropriate amount of allowance for doubtful accounts. Accounts receivable deemed uncollectible are charged against the allowance for doubtful accounts when identified.
Deferred contract costs and Revenue recognition and Deferred Revenue
Deferred contract costs
The Company accounts for costs to obtain revenue contracts in accordance with ASC Topic 340-40, Other assets and deferred costs (“ASC 340”).
Sales commissions earned by the Company’s sales force are considered incremental and recoverable costs of acquiring customer contracts. These costs are capitalized and amortized on a straight-line basis over the anticipated period of benefit, which is estimated to be three years. The Company determined the period of benefit by taking into consideration the length of its customer contracts, its technology lifecycle, and other factors. Amounts expected to be recognized in excess of one year of the balance sheet date are recorded as deferred contract costs, non-current, in the consolidated balance sheets. Deferred contract costs are periodically analyzed for impairment. Amortization expense is recorded in sales and marketing expense within the accompanying consolidated statement of operations. The Company has elected to apply the practical expedient allowed by ASC Topic 606, Revenue from contracts with customers (“ASC 606”) according to which incremental costs of obtaining a contract are recognized as an expense when incurred if the amortization period of the asset is one year or less.
Revenue recognition
The Company generates revenue primarily from SaaS subscriptions, which is comprised of subscription fees from customers utilizing its cloud-based digital intelligence solutions and other subscription-based solutions, such as application programming interface (“API”) access, all of which include routine customer support. The Company‘s subscriptions agreements are typically offered on an annual and multi-year basis and are renewable thereafter. For multi-year agreements, the Company generally invoices customers at the beginning of each annual period. The Company sells its products directly to its customers utilizing its website, direct sales force and distribution partners.
Subscription service arrangements are generally non-cancelable and do not provide for refunds to customers in the event of cancellations or any other right of return.
The Company recognizes revenue in accordance with ASC Topic 606 and determines revenue recognition through the following steps:
1.Identification of the contract, or contracts, with a customer;
The Company determines that it has a contract with a customer when each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, the Company has determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation.
2.Identification of the performance obligations in the contract;
Performance obligations promised in a contract are identified based on the products and services that will be transferred to the customer that are both capable of being distinct (i.e., the customer can benefit from the products or services either on their own or together with other resources that are readily available from third parties or from the Company) and are distinct in the context of the contract (i.e., the transfer of the products and services is separately identifiable from other promises in the contract).
For SaaS subscriptions, the Company provides access to its cloud-based software, without providing the customer with the right to take possession of its software, which the Company considers to be a single performance obligation. Other subscription-based solutions provide the customer with API access or other recurring reports, which are generally contracted for the same service period as the SaaS subscription.
3.Determination of the transaction price;
The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring products or delivery of services to the customer. Payment terms and conditions vary by contract type, although terms generally include a requirement to pay within 60 days of invoice. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined its contracts generally do not include a significant financing component. The primary purpose of the Company’s invoicing terms is to provide customers with simplified and predictable ways of purchasing its products and services, not to receive financing from its customers or to provide customers with financing. The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities (e.g., sales tax and other indirect taxes). The Company does not offer right of refund in its contracts.
4.Allocation of the transaction price to the performance obligations in the contract;
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. For contracts that contain multiple performance obligations, the Company allocates the transaction price for each contract to each performance obligation based on the relative standalone selling price (“SSP”). When a contract includes multiple performance obligations which are concurrently delivered and have the same pattern of transfer to the customer, the Company accounts for those performance obligations as a single performance obligation.
5.Recognition of revenue when, or as, the performance obligations are satisfied.
Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product or delivery of service to the customer. Revenue is recognized in an amount that reflects the consideration that the Company expects to receive in exchange for those products or services. SaaS subscription and other subscription revenue is recognized on a ratable basis over the contractual subscription term of the arrangement beginning on the date that the service is made available to the customer. Payments received in advance of services being rendered are recorded as deferred revenue.
Unbilled accounts receivable represents revenue recognized on contracts for which invoices have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date.
Deferred revenue
Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription services described above and is recognized as the revenue recognition criteria are met. The Company generally invoices customers in annual installments. Deferred revenue are influenced by several factors, including seasonality, the compounding effects of renewals, invoice duration, invoice timing and new business linearity within the quarter.
Deferred revenue that will be recognized during the succeeding twelve-month period are recorded as short-term deferred revenue and the remaining portion is recorded as deferred revenue, non-current.

Capitalized internal-use software costs
Capitalized internal-use software costs
The Company capitalizes certain development costs incurred in connection with the development of its platform and software used in operations. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality. Costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. Maintenance and training costs are expensed as incurred.
Capitalized internal-use software is amortized on a straight-line basis over its estimated useful life. The weighted-average useful life of capitalized internal-use software is three years as of December 31, 2021. The Company evaluates the useful lives of these assets and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.
Convertible preferred shares
Convertible preferred shares
Prior to the Company’s initial public offering, under the Company's Articles of Association, there were certain events considered as Deemed Liquidation events, that would constitute a redemption event outside of management’s control. In such events, any proceeds and assets available for distribution to the shareholders therefrom would have been distributed in accordance with the liquidation rights set forth in Note 12 below. Accordingly, the convertible preferred shares were presented in the respective period outside of permanent equity of the accompanying consolidated balance sheets.

Cost of revenue	Cost of revenueCost of revenue primarily consists of costs related to supporting the Company’s cloud-based platform and solutions and include personnel related costs for employees principally responsible for data acquisition, production, engineering, advisory and technical customer support. In addition, cost of revenue includes third-party service provider costs to the cloud infrastructure provider for hosting the Company’s platform, third-party data providers, amortization of internal-use software and intangible assets and allocated overhead costs.
Research and development
Research and development
Research and development costs include personnel-related costs associated with the Company’s engineering, data science, product and design teams as well as consulting and professional fees for third-party development resources, third-party licenses for software development tools and allocated overhead costs. Research and development are generally expensed as incurred.

Advertising expenses	Advertising expensesAdvertising is expensed as incurred.
Post-employment benefits	Post-employment benefitsThe Company accounts for employee related obligations in accordance with ASC Topic 715, Compensation—retirement benefits. Pursuant to Israel’s Severance Pay Law, Company employees in Israel are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. The Company has elected to include its employees in Israel under Section 14 of the Severance Pay Law, 1963. Accordingly, the Company is required to contribute, on a monthly basis, an amount equal to 8.33% of each employee’s monthly salary to individual accounts held with insurance companies for the benefit of each employee. These contributions release the Company from any future statutory severance payments. The related obligation and amounts deposited on behalf of such obligation are not recorded on the consolidated balance sheets, as they are legally released from obligation to employees once the deposit amounts have been paid.
Defined contribution plan	The Company’s subsidiary maintains a defined contribution plan covering all of its employees in the United States, which qualifies as a tax deferred savings plan under Section 401(k) of the Internal Revenue Code of 1986, as amended (the “401(k) Plan”). Employees may elect to contribute up to 50% of their pretax salaries to the 401(k) Plan, but generally not greater than $18 per year (and an additional amount of $6 for employees aged 50 and over), through salary deferrals, subject to statutory limits. The Company matches 100% of employee contributions to the 401(k) Plan up to a limit of 4% of the employees’ eligible compensation.
Leases
Leases
The Company leases office facilities under operating leases. For leases that contain rent escalation or rent concession provisions, the Company records the total rent expense during the lease term on a straight-line basis over the term of the lease. The Company records the difference between the rent paid and the straight-line rent expense as a deferred rent liability within other current liabilities.

Share-based compensation
Share-based compensation
The Company accounts for share-based compensation in accordance with ASC Topic 718, Compensation—stock compensation (“ASC 718”). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company selected the Black-Scholes-Merton option pricing model as the most appropriate model for determining the fair value for its share options awards granted to employees, directors, and non-employees, whereas the fair value of restricted share units (“RSU”) is based on the closing market value of the underlying shares at the date of grant and the fair value of the Employee Share Purchase Plan (“ESPP”) is based on the Monte-Carlo Simulation. The determination of the grant date fair value using an option-pricing model is affected by highly subjective assumptions, including the fair value of the underlying Ordinary Shares, the expected term of the share option, the expected volatility of the price of the Ordinary Shares, risk-free interest rates, and the expected dividend yield of the Ordinary Shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. Share-based compensation is recognized on a straight-line basis over the requisite service period, including awards with graded vesting and no additional conditions for vesting other than service conditions which is generally four years. The Company recognizes forfeitures as they occur.

Income taxes
Income taxes
The Company accounts for income taxes in accordance with ASC Topic 740, Accounting for Income Taxes (“ASC 740”), using the liability method. Under the liability method, deferred assets and liabilities are recognized based upon anticipated future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates that will be in effect for the years in which those tax assets are expected to be realized or settled.
The Company regularly assesses the likelihood that its deferred tax assets will be realized from recoverable income taxes or recovered from future taxable income based on the realization criteria set forth in the relevant authoritative guidance. To the extent the Company believes any amounts are more likely than not to be unrealized, the Company records a valuation allowance to reduce its deferred tax assets. The realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Accordingly, the Company’s net deferred tax assets have been fully offset by a valuation allowance. If the Company subsequently realizes or determines it is more likely than not that it will realize deferred tax assets that were previously determined to be unrealizable, the respective valuation allowance would be reversed, resulting in an adjustment to earnings in the period such determination is made.
ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. The Company classifies interest related to unrecognized tax benefits in the provision for income taxes.
The provision for income taxes is comprised of the current tax liability and deferred taxes.

Net loss per share attributable to ordinary shareholders
Net loss per share attributable to ordinary shareholders
The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considered its convertible preferred shares to be participating securities as the holders of the convertible preferred shares would be entitled to dividends that would be distributed to the holders of Ordinary Shares, on a pro-rata basis assuming conversion of all convertible preferred shares into Ordinary Shares. Those participating securities did not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.
The Company’s basic net loss per share is calculated by dividing net loss attributable to Ordinary Shareholders by the weighted-average number of Ordinary Shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive Ordinary Shares are anti-dilutive.

Provisions	ProvisionsThe Company accounts for its contingent liabilities in accordance with ASC 450, Contingencies (“ASC 450“). A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.
Hedge accounting
Hedge accounting
The Company enters into foreign currency forward and option contracts with financial institutions to protect against foreign exchange risks, primarily the exposure to changes in the exchange rate of the New Israeli Shekel (“NIS”) against the U.S Dollar that are associated with forecasted future cash flows and certain existing assets and liabilities for up to twelve months. The Company’s primary objective in entering into such contracts is to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not use derivative instruments for trading or speculative purposes. Derivatives are recognized at fair value as either assets or liabilities in the consolidated balance sheets in accordance with ASC Topic 815, Derivative and Hedging (“ASC 815”). The accounting for changes in fair value of a derivative depends on the intended use of the derivative and the resulting designation. Derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, are recorded as other current assets or other current liabilities in the consolidated balance sheets. The Company records changes in the fair value of these derivatives in accumulated other comprehensive income (loss) in the consolidated balance sheets, until the forecasted transaction occurs. Upon occurrence, the Company reclassifies the related gain or loss on the derivative to the same financial statement line item in the consolidated statements of comprehensive income (loss) to which the derivative relates. Derivative instruments that hedge the exposure to variability in the fair value of assets or liabilities that are not currently designated as hedges for financial reporting purposes, are recorded as other current assets or other current liabilities in the consolidated balance sheets. The Company records changes in the fair value of these derivatives in finance income or expense in the consolidated statements of comprehensive income (loss).
Hedge accounting is not applied to financial derivatives used as an economic hedge of financial assets and liabilities. The changes in the fair value of these derivatives are recorded, as incurred, in finance expense, net in the consolidated statement of comprehensive income (loss).
Derivatives are classified within Level 2 of the fair value hierarchy as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Fair value measurement
Fair value measurement
The Company measures and discloses the fair value of financial assets and liabilities in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”). Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.
ASC 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:
•Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
•Level 2: Observable inputs that are based on inputs not quoted on active markets but corroborated by market data.
•Level 3: Unobservable inputs are used when little or no market data is available.
Financial instruments consist of cash equivalents, restricted deposits, accounts receivables, derivative financial instruments, accounts payables, and accrued liabilities. Derivative financial instruments are stated at fair value on a recurring basis. Cash equivalents, short-term investments, restricted deposits, account receivables, account payables, and accrued liabilities are stated at their carrying value and are approximated at fair value.

Concentration of credit risk
Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, restricted deposits, accounts receivable, and derivative instruments. For cash and cash equivalents, short-term investments and restricted deposits, the Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying consolidated balance sheets exceed federally insured limits. For derivative instruments, the Company is exposed to credit risk to the extent that the counterparties may be unable to meet the terms of the agreement. Cash and cash equivalents, short-term investments and restricted deposits are maintained, and derivative instruments are transacted, with high-credit-quality financial institutions in the United States, Australia, England, France, Israel and Japan. Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.The Company’s accounts receivables are principally derived from sales to a wide range of customers. The Company does not generally require collateral from its customers and substantially all of its accounts receivables are unsecured. The Company provides an allowance for doubtful accounts receivable based upon management’s experience and estimate of collectability of each account. To date, the Company has not experienced any material losses on its accounts receivables. The risk of collection associated with accounts receivables is mitigated by the diversity and number of customers. The allowance of doubtful accounts was immaterial for the years presented.
Segment reporting
Segment reporting
In accordance with ASC Topic 280, Segment Reporting, the Company determined it operates in a single operating and reportable segment. The Company’s chief operating decision maker is its Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources and evaluating financial performance.

Recently adopted and recently issues and not yet adopted accounting pronouncements
Recently adopted accounting pronouncements
As an emerging growth company ("EGC"), the Jumpstart Our Business Startups Act (the "JOBS Act") allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The JOBS Act does not preclude an EGC from early adopting new or revised accounting standards. The Company have elected to use extended transition periods permissible under the JOBS Act while also early adopting certain accounting pronouncements. The adoption dates discussed below reflect these elections.

In August 2017, the FASB issued ASU 2017-12 “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities” (“ASU 2017-12”), which simplifies the designation and measurement requirements of hedge accounting in certain situations and allows companies to better align their hedge accounting with their risk management activities. The guidance also eases certain hedge effectiveness assessment requirements, expands the eligibility of hedging strategies that may qualify for hedge accounting and modifies certain presentation and disclosure requirements. The Company adopted ASU 2017-12 as of January 1, 2021 and the adoption did not have a material impact on the Company's consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”), which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The new standard requires capitalized costs to be amortized on a straight-line basis generally over the term of the arrangement, and the financial statement presentation for these capitalized costs would be the same as that of the fees related to the hosting arrangements. The Company adopted the guidance as of January 1, 2021 and the adoption did not have a material impact on the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU 2020-06, ASC Subtopic 470-20, Debt—Debt with Conversion and Other Options (“ASC 470”) and ASC subtopic 815- 40, Hedging—Contracts in Entity’s Own Equity (“ASC 815”). The standard reduced the number of accounting models for convertible debt instruments and convertible preferred stock. Convertible instruments that continue to be subject to separation models are those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The Company adopted the guidance as of January 1, 2021 and the adoption did not have a material impact on the Company consolidated financial statements.
In October 2021, the FASB issued ASU 2021-08. The amendments in this update require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. To achieve this, an acquirer may assess how the acquiree applied Topic 606 to determine what to record for the acquired revenue contracts. The Company early adopted the standard in 2021 and applied the guidance to all business combinations occurred during the year ended December 31, 2021.
Recently issued accounting pronouncements not yet adopted
In February 2016, the FASB issued ASU 2016-02, Leases, which would require lessees to record all leases on their balance sheets, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. The guidance states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The Company plans to early adopt the guidance starting January 1, 2022 using a modified retrospective transition approach, which applies the provisions of the new guidance at the effective date without adjusting the comparative periods presented. The Company expects to elect certain practical expedients permitted under the transition guidance within the new guidance, which allows it to carry forward the historical accounting relating to lease identification and classification for existing leases upon adoption. The Company also expects to elect not to record leases with an initial term of 12 months or less on its consolidated balance sheets. The Company expects to elect not to separate lease and non-lease components for all classes of underlying assets. While the adoption remains in progress, the Company expects that the adoption will result in the recognition of operating lease right of use assets and operating lease liabilities that were not previously recognized, which will increase total assets and liabilities on its consolidated balance sheets of approximately $37,216 and $40,070, respectively and decrease in deferred rent and deferred credit in amounts of $430 and $2,424, respectively. In addition, a material portion of the Company’s leases are denominated in currencies other than the U.S. Dollar, mainly in NIS. As a result, the associated lease liabilities will be remeasured using the current exchange rate in the future reporting periods, which may result in material foreign exchange gains or losses.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The Company has elected to early adopt ASU 2016-13 on January 1, 2022 and it expects that the adoption will not have a material impact on its consolidated financial statements.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes by removing a variety of exceptions within the framework of ASC 740. These exceptions include the exception to the incremental approach for intra-period tax allocation in the event of a loss from continuing operations and income or a gain from other items (such as other comprehensive income), and the exception to using general methodology for the interim period tax accounting for year-to-date losses that exceed anticipated losses. The guidance will be effective for fiscal years beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2019-12 will have on its consolidated financial statements and related disclosures.

Reclassifications
Reclassification
Certain comparative figures have been reclassified to conform to the current year presentation. Such reclassifications did not impact net loss, changes in the convertible preferred shares and shareholder’s (deficit) equity or cash flows.